Deferred Tax - Additional Information (Details) $ in Thousands, £ in Millions		12 Months Ended
	Jan. 02, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Feb. 05, 2020 USD ($)	Dec. 31, 2019 USD ($)
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability		$ 6,500
Deferred tax release		200
Deferred tax assets relate to inventory write off and exchange difference		12,000		$ 5,700
Deferred tax assets relate to tax incentives credits		1,300		4,100
Accumulated unutilized trading tax losses carried forward		$ 1,487,727		953,117
Description of impact on NOL due to CARES Act		(i) removes the 80% limitation on the use of NOLs enacted by the Tax Cuts and Jobs Act of 2017 (the “TCJA”) with respect to NOLs carried to any taxable year beginning before January 1, 2021, and thus, NOLs (whether carried forward or carried back) can generally be used to offset fully taxable income in these taxable years; and (ii) provides for a carryback of any NOL arising in a taxable year beginning after December 31, 2017 and before January 1, 2021, to each of the five taxable years preceding the taxable year in which the NOL arose	(i) removes the 80% limitation on the use of NOLs enacted by the Tax Cuts and Jobs Act of 2017 (the “TCJA”) with respect to NOLs carried to any taxable year beginning before January 1, 2021, and thus, NOLs (whether carried forward or carried back) can generally be used to offset fully taxable income in these taxable years; and (ii) provides for a carryback of any NOL arising in a taxable year beginning after December 31, 2017 and before January 1, 2021, to each of the five taxable years preceding the taxable year in which the NOL arose
Unrecognized gross deferred tax asset in future tax deduction on share options		$ 872,800		1,638,800
Net deferred tax asset		214,700		319,100
Unrecognized gross deferred tax asset in future tax deductions on goodwill		5,300		5,300
United States
Deferred Tax Assets And Liabilities [Line Items]
Accumulated unutilized trading tax losses carried forward		$ 276,600		$ 195,600
Net operating losses carried forward term				20 years
Net operating losses carried forward expiration date				Dec. 31, 2030
Maximum offset percentage of carry forward operating loss	80.00%
Brazil
Deferred Tax Assets And Liabilities [Line Items]
Trading losses carried forward utilization restriction percentage		30.00%	30.00%
Japan
Deferred Tax Assets And Liabilities [Line Items]
Net operating losses carried forward term					10 years	9 years
Trading losses carried forward utilization restriction percentage		50.00%	50.00%
UK Group profits exceeding ?5.0m | United Kingdom
Deferred Tax Assets And Liabilities [Line Items]
Additional percentage of restricted total profit offset by brought forward losses		50.00%	50.00%
Total profit offset by brought forward losses | £			£ 5.0
R&D
Deferred Tax Assets And Liabilities [Line Items]
Tax incentives credits carryforward term		10 years	10 years
Fixed Assets Investments
Deferred Tax Assets And Liabilities [Line Items]
Tax incentives credits carryforward term		8 years	8 years
New Guards and Curiosity China
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability								$ 232,600
New Guards Brand Portfolio
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax release		$ 84,200
Impairment of intangible assets		32,200
Ambush Inc.
Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liability				$ 1,300			$ 1,311
Deferred tax release		400
Deferred tax release, current period		$ 300